Deposits (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current	R$ 480,818	R$ 498,803
Non-current	470,534	372,635
Total	951,352	871,438
Interest Bearing Deposits 1 [Member]
IfrsStatementLineItems [Line Items]
Current	367,270	376,238
Non-current	470,534	372,635
Total	837,804	748,873
Savings Accounts [Member]
IfrsStatementLineItems [Line Items]
Current	174,765	179,764
Total	174,765	179,764
Interbank [Member]
IfrsStatementLineItems [Line Items]
Current	6,445	4,821
Non-current	3	73
Total	6,448	4,894
Time deposits [member]
IfrsStatementLineItems [Line Items]
Current	186,060	191,653
Non-current	470,531	372,562
Total	656,591	564,215
Non Interest Bearing Deposits [Member]
IfrsStatementLineItems [Line Items]
Current	113,548	122,565
Total	113,548	122,565
Demand Deposits 1 [Member]
IfrsStatementLineItems [Line Items]
Current	105,634	117,587
Total	105,634	117,587
Other Deposits [member]
IfrsStatementLineItems [Line Items]
Current	7,914	4,978
Total	R$ 7,914	R$ 4,978